LONG-TERM DEBT AND CREDIT FACILITIES - Senior notes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-term debt
Principal amount	$ 1,443.4
Repayment of debt	$ 800.0	$ 960.0
Minimum
Long-term debt
Premium add to the redemption price (as a percent)	45
Maximum
Long-term debt
Premium add to the redemption price (as a percent)	50
Senior notes
Long-term debt
Principal amount	$ 1,243.4
Redemption price (as a percent)	100.00%
Redeem of the principal amount (as a percent)	100.00%
Prior to maturity upon certain fundamental changes	101.00%
Senior notes | Minimum
Long-term debt
Interest rate (as a percent)	4.50%	4.50%
Senior notes | Maximum
Long-term debt
Interest rate (as a percent)	6.875%	6.875%
4.50% senior notes
Long-term debt
Principal amount	$ 500.0
Interest rate (as a percent)	4.50%
Redeemable period, before maturity date	3 months
6.250% senior note
Long-term debt
Principal amount	$ 500.0
Interest rate (as a percent)	6.25%
Redeemable period, before maturity date	3 months
6.875% senior notes
Long-term debt
Principal amount	$ 250.0
Interest rate (as a percent)	6.875%
Redeemable period, before maturity date	6 months